RIGHT-OF-USE ASSETS - Summary of group leases (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 55,238
Impairment loss on right-of-use assets		0		$ 2,250	$ 0
Ending balance		49,062		55,238
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		88,538		69,395
Additions		21,455		19,189
Derecognition of right of use asset		(18,696)
Cancellation of leases during the year				(22)
Acquisitions of subsidiary		87
Adjustment(1)		(80)
Reclassification to disposal group held for sale (Note 40)		(399)	[1]	(35)
Effect of foreign currency exchange differences		34		11
Ending balance		90,939		88,538	69,395
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Derecognition of right of use asset		(18,696)
Depreciation and amortisation – right-of-use assets		27,432		31,050
Adjustment(1)		(80)
Reclassification to disposal group held for sale (Note 40)	[1]	(82)
Effect of foreign currency exchange differences		3
Ending balance		39,627
Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss on right-of-use assets				2,250
Office and residential property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,132
Ending balance		1,366		2,132
Office and residential property [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,733		596
Additions		539		2,161
Derecognition of right of use asset		(80)
Cancellation of leases during the year				0
Acquisitions of subsidiary		0
Adjustment(1)		(80)
Reclassification to disposal group held for sale (Note 40)		(399)	[1]	(35)
Effect of foreign currency exchange differences		34		11
Ending balance		2,747		2,733	596
Office and residential property [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Derecognition of right of use asset		(80)
Depreciation and amortisation – right-of-use assets		1,019		601
Adjustment(1)		(80)
Reclassification to disposal group held for sale (Note 40)	[1]	(82)
Effect of foreign currency exchange differences		3
Ending balance		1,381
Office and residential property [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss on right-of-use assets				0
Ships [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		52,977
Ending balance		47,564		52,977
Ships [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		85,534		68,588
Additions		20,833		16,946
Derecognition of right of use asset		(18,449)
Cancellation of leases during the year				0
Acquisitions of subsidiary		0
Adjustment(1)		0
Reclassification to disposal group held for sale (Note 40)		0	[1]	0
Effect of foreign currency exchange differences		0		0
Ending balance		87,918		85,534	68,588
Ships [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Derecognition of right of use asset		(18,449)
Depreciation and amortisation – right-of-use assets		26,246		30,307
Adjustment(1)		0
Reclassification to disposal group held for sale (Note 40)	[1]	0
Effect of foreign currency exchange differences		0
Ending balance		38,104
Ships [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss on right-of-use assets				2,250
Ship equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		129
Ending balance		132		129
Ship equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		271		211
Additions		83		82
Derecognition of right of use asset		(167)
Cancellation of leases during the year				(22)
Acquisitions of subsidiary		87
Adjustment(1)		0
Reclassification to disposal group held for sale (Note 40)		0	[1]	0
Effect of foreign currency exchange differences		0		0
Ending balance		274		271	$ 211
Ship equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Derecognition of right of use asset		(167)
Depreciation and amortisation – right-of-use assets		167		142
Adjustment(1)		0
Reclassification to disposal group held for sale (Note 40)	[1]	0
Effect of foreign currency exchange differences		0
Ending balance		$ 142
Ship equipment [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss on right-of-use assets				$ 0

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.